Long-Term Debt and Other Financial Liabilities, Hanchen Sale and Leaseback (Details) $ in Thousands			12 Months Ended
	Apr. 06, 2023 USD ($)	Jun. 28, 2018 USD ($)	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Sale and Leaseback Transaction [Abstract]
Proceeds from sale of vessel			$ 23,910	$ 0	$ 0
Repayment of long-term debt			$ 88,742	$ 89,698	$ 132,058
Hanchen Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 26,500
Term of charter contract			8 years
Proceeds from sale of vessel		18,550
Upfront charterhire payment		6,625
Deposit made under sale and leaseback agreement		1,325
Purchase obligation		$ 5,299
Number of consecutive payment installments | Installment			32
Frequency of periodic payment			quarterly
Installment payment			$ 456
Balloon payment			$ 5,299
Repayment of long-term debt	$ 11,221
Hanchen Sale and Leaseback [Member] | LIBOR [Member]
Sale and Leaseback Transaction [Abstract]
Margin on variable rate			4.00%